ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	50.90%	36.10%	53.80%
Accumulated 3 years	216.10%	209.20%	183.40%